Employee Option Plans	12 Months Ended
Dec. 31, 2025
Employee Option Plans [Abstract]
EMPLOYEE OPTION PLANS

Note 20:- Employee Option Plans

a)	Formula and its subsidiaries grant, from time to time, options, restricted share units or restricted shares to their officers and employees to purchase shares in the respective companies. In general, the options expire ten years after grant. The following table sets forth the breakdown of share-based compensation expense resulting from such grants, as included in the consolidated statements of profit or loss:

	Year ended December 31,
	2025	2024	2023

General and administrative expenses	$31,147	$16,164	$18,622
	$31,147	$16,164	$18,622

b)	Formula:

In August 2021, the Company adopted its 2021 Share Incentive Plan (the “2021 Plan”). Pursuant to the 2021 Plan, the Company may grant from time to time to its employees, office holders and consultants, options to purchase, share-based awards or restricted shares with respect to, up to an aggregate of 350,000 Ordinary shares (including 48,378 Ordinary shares that were reserved for issuance under prior years plans and not subject to outstanding grants and transferred to the 2021 Plan). The 2021 Plan is administered by the Company’s board of directors. The 2021 Plan provides that options, restricted shares, or other stock-based awards may be granted, from time to time, to such grantees to be determined by the Company’s board of directors, at such exercise prices and with such vesting or other terms as shall be determined by the Company’s board of directors at its sole and absolute discretion.

In March 2022, Formula’s Board of Directors, following the approval of the Compensation Committee, granted a total of 23,400 restricted shares under the 2021 Plan, of which 21,000 restricted shares and 2,400 restricted shares were granted to employees of the Company. The restricted shares vest over a six-year period, commencing on March 15, 2022 and ending on December 31, 2027. Of the total grant, 21,000 restricted shares vest on a quarterly basis, while 2,400 restricted shares vest at specified dates over the vesting period. The total fair value of the grants was determined based on the share price of Formula at the grant date and amounted to $2,263 ($96.7 per share), of which $2,031 relates to the 21,000 shares and $232 relates to the 2,400 shares. Compensation expenses recognized in the Company’s statement of profit or loss in respect of the 21,000 restricted shares for the years ended December 31, 2025, 2024 and 2023 amounted to $165, $249 and $407, respectively. As of December 31, 2025, 16,372 Ordinary shares out of the total 23,400 restricted shares were fully vested, of which 15,000 shares relate to the 21,000 grant and 1,372 shares relate to the 2,400 grant.

In January 2023, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded 15,000 restricted shares under the 2021 plan. These restricted shares vest on an annual basis over a six-year period, commencing on December 31, 2023 and concluding on December 31, 2029. The total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $1,225 ($81.65 per share). As of December 31, 2025, 6,428 Ordinary shares out of the 15,000 Ordinary shares, were fully vested.

In November 2020, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded its chief executive officer 611,771 restricted stock units (“RSUs”) in respect of ordinary shares of the Company. 66.67% of the RSUs (i.e., 407,847 RSUs) are subject to time-based vesting that shall start as of the grant date and shall end as of December 31, 2027, subject to the continued engagement of Formula’s chief executive officer with the Company as of that date (the “Vesting Period”); and up to 33.33% of the RSUs (i.e., 203,924 RSUs as of the date hereof) are subject to performance-based vesting, and shall vest as of December 31, 2027 on a pro-rata basis with respect to each fiscal year (starting as of January 1, 2020) during the Vesting Period in which the target EBITDA (as defined in the grant) is achieved, subject to the continued engagement of Formula’s chief executive officer with the Company. At the end of the vesting period, the number of performances-based RSUs that vests shall be equal to (i) the number of fiscal years in which the target EBITDA (as defined in the grant) was achieved multiplied by (ii) 25,490.50 RSUs (rounded to the nearest whole number, up to a cap of 203,924 RSUs in total).

The total fair value of the grant was calculated based on the Formula share price on the grant date and equaled NIS 170,684 thousand, or $50,054 ($81.8 per share). The total compensation expense the Company recorded in its statement of profit or loss in respect of this grant, in accordance with accounting principles, for the years ended December 31, 2025, 2024, and 2023 was approximately $6,899, $6,437 and $6,460, respectively.

In the event of termination of Formula’s chief executive officer services agreement with the Company, by the Company for Cause (as defined in the services agreement), the RSUs will immediately terminate and become null and void, and all interests and rights of Formula’s chief executive officer in and to the same will expire. In case of termination of Formula’s chief executive officer services agreement by the Company not for Cause, or due to the resignation of Formula’s chief executive officer for Good Reason (as defined in the grant), all unvested RSUs that could have vested from the grant date until December 31, 2027, assuming all performance and time conditions and future targets would have been fulfilled (including all targets that would have resulted in vesting with respect to any Previous Year which could have still been met in future years), will accelerate and become immediately vested and exercisable, regardless of the actual occurrence or failure to occur of any of the future performance targets relating to those RSUs.

In the event of resignation by Formula’s chief executive officer not for Good Reason (as defined in the grant), Formula’s chief executive officer RSUs will vest, in an accelerated manner, in such portion equal to the pro-rata portion of the Vesting Period that has already lapsed (based on the full number of Fiscal Quarters that have lapsed form January 1, 2020 until the actual resignation date, including notice period). However, any performance-based RSUs for which the applicable target was not achieved up until the resignation date (including the notice period) will expire and terminate.

Total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Formula equity incentive plan as of December 31, 2025, 2024 and 2023 were $15,420, $20,371 and $27,703, respectively.

c)	Matrix:

In December 2022, Matrix entered into a new employment agreement with its chief executive officer, Mr. Moti Gutman, for the provision of management services for a term of five years starting on January 1, 2023. As part of the new employment agreement, Matrix awarded Mr. Gutman 375,000 Matrix restricted shares. 40% of the options will be vested on December 31, 2024 with the remaining amount vesting in equal parts on December 31, 2025, 2026 and 2027 but any case not before the publication of Matrix’s financial statements for each respective year. The fair value of the restricted shares amounted on the date of grant to NIS 27,851 thousand (approximately $7,914).

On March 12, 2023, Matrix’s board of directors approved, following the approval by Matrix’s compensation committee, the allocation of 920,000 options exercisable up to 920,000 ordinary Matrix’s shares of NIS 1 par value, to 18 officers and senior employees of Matrix or of its controlled companies. Upon termination of an officer’s employment, 45,000 options were forfeited before vesting. The exercise of the options at the date of grant is NIS 71.25. The price is subject to adjustment, including when distributing a dividend. 50% of the options will be vested on March 12, 2025, with the remaining amount vesting in equal parts on March 12, 2026 and 2027.

The fair value of the options was estimated on the date of grant using the Binomial model based on the terms which are: risk-free interest rate is 3.34%-4.53%, early exercise factor is 130% and expected volatility is 31%. The contractual life of the options is 5 years from the date of grant.

On August 9, 2023, Matrix’s board of directors approved, following the approval by Matrix’s compensation committee, the allocation of 45,000 options exercisable up to 45,000 ordinary Matrix’s shares of NIS 1 par value, to a senior employee of Matrix. The exercise of the options at the date of grant is NIS 73.73. The price is subject to adjustment, including when distributing a dividend. 50% of the options will be vested in August, 2025, with the remaining amount vesting in equal parts on August 10, 2026 and 2027. The contractual life of the stock options is 5 years from the grant date.

On 15 May 2024, Matrix’s board of directors approved, following the approval by Matrix’s Compensation Committee, the allocation of 20,000 options exercisable up to 20,000 ordinary shares of Matrix, NIS 1 par value, to a senior employee of Matrix. The exercise of the options at the date of grant is NIS 78.55. The price is subject to adjustment, including when distributing a dividend. 50% of the options will be vested in 15 May 2026, with the remaining amount vesting in equal parts on May 15, 2027 and 2028. The contractual life of the stock options is 4 years from the grant date. The fair value of the options is estimated on the grant date at NIS 19.05 per option.

The following table summarizes Matrix’s employee stock-based compensation activity during the year ended December 31, 2025:

	Number of options, RSU and RS	Weighted average exercise price)$)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2025	1,315,000	13.01	3.16	13,816
Granted	-	-
Expired and forfeited	(22,500)	20.30
Exercised	(511,000)	12.68

Outstanding as of December 31, 2025	781,500	12.25	2.16	10,006
Exercisable as of December 31, 2025	75,000

The aggregate intrinsic value provided in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Matrix’s ordinary shares and the change in the exchange rate between the New Israeli Shekel and dollar. Total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Matrix equity incentive plan as of December 31, 2025, 2024 and 2023 were $1,787, $3,898 and $8,808, respectively.

d)	Sapiens:

The following table summarizes Sapiens’ stock-based compensation activity during the year ended December 31, 2025:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2025	1,668,000	24.96	3.11	4,977
Granted	266,143
Expired and forfeited	(346,969)
Exercised	(131,281)
Reclassification of shared-based compensation to liability	(1,455,893)

Outstanding as of December 31, 2025	-	-	-	-
Exercisable as of December 31, 2025	-	-	-	-

In 2025, 2024 and 2023 , Sapiens granted 266,143, 145,000 and 429,500 stock options, respectively, to its employees and directors to purchase its shares. The total intrinsic value of options exercised during the years ended December 31, 2024 and 2023 was $1,913 and $851, respectively.

Following the completion of the sale of Sapiens shares, as described in Note 1 -General and Note 13 - Disposal group held for sale and discontinued operations, on December 17, 2025, the acquisition of Sapiens by Advent (the “Acquisition”) was completed. Under the terms of the transaction, upon closing of the Acquisition, the vesting of approximately 58% of (i) the then-unvested outstanding options and (ii) the then-outstanding unvested restricted share units (“RSUs”) was accelerated. Each vested RSU (whether previously vested or vested due to the aforementioned acceleration) was settled in cash in an amount equal to the cash consideration per share in the Acquisition (i.e., $43.50), whereas each vested option to purchase one common share (whether previously vested or vested due to the aforementioned acceleration) was settled for cash in an amount equal to the excess, if any, of the cash consideration per share in the Acquisition (i.e., $43.50) over the exercise price of such option. Total cash paid in settlement of vested RSUs and options amounted to approximately $23,000 (in thousands of U.S. dollars) and was paid by Advent at the closing of the Acquisition. In respect of these payments, Sapiens recognized a shareholders’ capital contribution reserve of approximately $15,000 (in thousands of U.S. dollars), recorded against share-based compensation expenses in its books. The total equity-based compensation expense related to all of Sapiens’ equity-based awards, recognized for the years ended December 31, 2025, 2024 and 2023, after adjustment to comply with IFRS, amounted to $18,382, $2,952 and $3,621, respectively (in thousands of U.S. dollars).

e)	Michpal:

In December 2024, Michpal’s Board of Directors approved the “2024 Equity Incentive Plan” (the “Plan”) for the grant of options, share units (RSUs), shares, and restricted shares to the Company’s officers, employees, and directors.

On April 1, 2025, the Company granted 504 restricted ordinary shares to officers of the Company, for no consideration, which are held in trust by a trustee (the “Restricted Shares”). The Restricted Shares vest and are released from restrictions in 20 equal quarterly tranches over a period of five years commencing on December 31, 2023, such that four tranches vested and were released from restriction on the grant date, and the remaining tranches vest and are released from restriction in equal portions over 16 consecutive quarters from January 1, 2025 through December 31, 2028.

In addition, with respect to each calendar year, the vesting of tranches relating to 378 Restricted Shares is subject to the condition that Michpal’s operating profit, excluding share-based payment expenses, as presented in the Company’s annual financial statements for the relevant calendar year, exceeds 80% of 105% of the operating profit for the preceding year (the “Profit Target”). Based on Michpal’s financial statements for the year 2025, it met the Profit Target for that year, and accordingly, the relevant tranches of the Restricted Shares vested.

For the purpose of measuring the grant-date fair value, the Company performed a valuation using the discounted cash flow (DCF) method. The fair value of the grant was estimated at NIS 15,445 thousand (approximately $4,474).

During the reporting period, the Company recognized expenses of NIS 10,201 thousand (approximately $2,955), which were included in operating expenses as part of general and administrative expenses.

f)	Magic Software:

Stock Option Plan of Comm-IT Technology Solutions Ltd (“Comm-IT Solutions”), a subsidiary of Magic Software:

Under the Comm-IT Solutions’ 2022 Stock Option Plan, (“Comm-IT Solutions 2022 Plan”), options may be granted to employees, officers, directors and consultants of Comm-IT Solutions and its subsidiaries. Pursuant to Comm-IT Solutions 2022 Plan, Comm-IT Solutions shall reserve in its registered and reserved capital, such sufficient number of shares (subject to any adjustment in the capital under the Comm-IT Solutions 2022 Plan) required in order to consummate the Comm-IT Solutions 2022 Plan.

In December 2022, Comm-IT Solutions, awarded 12 of its senior officers 4,028 options to purchase 4,028 shares of Comm-IT Solutions. 827 of the options have fully vested upon their grant, whereas the vesting of the remainder of the options are subject to Comm-IT Solutions and its subsidiaries meeting certain EBITDA targets for the years 2023-2024. In 2023, Comm-IT Solutions fully achieved plan EBITDA targets. Subject to the EBITDA targets to be met, as well as the officers continued employment with Comm-IT Solutions throughout 2027, the options will vest at certain points in time throughout the years 2024 to 2027.

In May 2024, Comm-IT Solutions awarded 116 options to four of its senior officers to purchase 116 shares of Comm-IT Solutions. The options were granted under the Comm-IT Solutions 2022 Plan, at an exercise price of $1,822 per share. The options are subject to a vesting schedule and performance conditions similar to those applicable to the options granted in December 2022, including the achievement of EBITDA targets and continued employment through 2027.

In April 2025, Comm-IT awarded 44 options to one of its senior officers to purchase 44 shares of Comm-IT. The options were granted under the Comm-IT Solutions 2022 Plan, at an exercise price of $1,591.56 per share. The options are subject to a vesting schedule and performance conditions similar to those applicable to the options granted in December 2022, including the achievement of EBITDA targets and continued employment through 2027.

A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2025, and changes during the year ended December 31, 2025 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding as of January 1, 2025	3,693	252.74	5.94
Granted	44	1,783.5
Exercised	(2,935)

Outstanding as of December 31, 2025	802	1,237.7	4.94

Exercisable as of December 31, 2025	656	1,158.1	4.94

As of December 31, 2025, there was $85 of total unrecognized compensation cost related to non-vested options of Comm-IT Solutions, which is expected to be recognized in full over a weighted average period of 1 year.

The options outstanding as of December 31, 2025, have been separated into exercise price categories, as follows:

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)		$
37.96	183	4.94	183	38
1,591.56	609	4.94	473	1,591.56
	802	4.94	656	1,158.1

Employee benefits consist of post-employment benefits, other long-term benefits and termination benefits.

a)	Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Israeli companies in the Group are required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 of the Severance Pay Law, as specified below. These liabilities are accounted for as a post-employment benefit. The computation of the Group’s employee benefit liability is made according to the current employment contract based on an employee’s salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as a defined contribution plan or as a defined benefit plan, as detailed below.

1)	Defined contribution plans:

Section 14 of the Severance Pay Law, 1963 applies to part of the compensation payments, pursuant to which the fixed contributions paid by the Group into pension funds and/or policies of insurance companies release the Group from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

2)	Defined benefit plans:

The Group accounts for that part of the payment of compensation that is not covered by contributions in defined contribution plans, as above, as a defined benefit plan for which an employee benefit liability is recognized and for which the Group deposits amounts in central severance pay funds and in qualifying insurance policies.

3)	Other long-term benefits:

Certain of the Company’s U.S. subsidiaries have a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. These U.S. Subsidiaries match up to 3% of the employees’ contributions up to the plan with no limitation.

b)	Composition of defined benefit plans is as follows:

	December 31,
	2025	2024
Defined benefit obligation	$90,272	$81,216
Fair value of plan assets	(84,725)	(70,978)
Net defined benefit liability	$5,547	$10,238